SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT (Details) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014
LONG-TERM DEBT
Current portion of long-term debt		$ (2,772)	$ (4,307)
Long-term Debt, Excluding Current Maturities		$ 18,327	$ 19,807
Long-term weighted average interest rates	[1]	3.20%	3.20%
3.15% USD Note Due September 2015
LONG-TERM DEBT
Long-term notes		$ 500	$ 500
1.80% USD note due November 2015 [Member]
LONG-TERM DEBT
Long-term notes		1,000	1,000
4.85% USD note due December 2015
LONG-TERM DEBT
Long-term notes		700	700
1.45% USD note due August 2016 [Member]
LONG-TERM DEBT
Long-term notes		1,000	1,000
0.75% USD note due November 2016 [Member]
LONG-TERM DEBT
Long-term notes		500	500
Floating rate USD note due November 2016 [Member]
LONG-TERM DEBT
Long-term notes		500	500
5.13% EUR note due October 2017
LONG-TERM DEBT
Long-term notes		1,231	1,501
1.60% USD note due November 2018 [Member]
LONG-TERM DEBT
Long-term notes		1,000	1,000
4.70% USD note due February 2019
LONG-TERM DEBT
Long-term notes		1,250	1,250
1.90% USD Note Due November 2019 [Member]
LONG-TERM DEBT
Long-term notes		550	0
0.28% JPY note due May 2020 [Member]
LONG-TERM DEBT
Long-term notes		818	0
4.13% EUR note due December 2020
LONG-TERM DEBT
Long-term notes		671	819
9.36% ESOP Debentures Due 2014 To 2021 [Member]
LONG-TERM DEBT
Long-term notes	[2]	572	640
2.00% EUR note due November 2021 [Member]
LONG-TERM DEBT
Long-term notes		839	1,023
2.30% USD note due Feb 2022 [Member]
LONG-TERM DEBT
Long-term notes		1,000	1,000
2.00% EUR note due Aug 2022 [Member]
LONG-TERM DEBT
Long-term notes		1,119	1,365
3.10% USD note due August 2023 [Member]
LONG-TERM DEBT
Long-term notes		1,000	1,000
4.88% EUR note due May 2027
LONG-TERM DEBT
Long-term notes		1,119	1,365
6.25% GBP note due January 2030
LONG-TERM DEBT
Long-term notes		786	851
5.50% USD note due February 2034
LONG-TERM DEBT
Long-term notes		500	500
5.80% USD note due August 2034
LONG-TERM DEBT
Long-term notes		600	600
5.55% USD note due March 2037
LONG-TERM DEBT
Long-term notes		1,400	1,400
Capital Lease Obligations [Member]
LONG-TERM DEBT
All other long-term debt		52	83
All Other Long Term Debt [Member]
LONG-TERM DEBT
All other long-term debt		2,392	5,517
Current Portion of Long Term Debt [Member]
LONG-TERM DEBT
Current portion of long-term debt		$ (2,772)	$ (4,307)

[1]	Long-term weighted average interest rates include the effects of interest rate swaps discussed in Note 5.
[2]	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company, as discussed in Note 9.